Cover	Sep. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Entity File Number	001-34861
Entity Registrant Name	SENTIENT BRANDS HOLDINGS INC.
Entity Central Index Key	0001358633
Entity Tax Identification Number	86-3765910
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	110 East 59th Str. 22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	202-2897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false